Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (13,339,363)	$ (7,044,320)	$ (10,471,889)	$ (17,505,765)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation expense	810,451	829,137	1,108,186	1,769,621
Impairment of fixed assets	13,422		105,506	258,114
Impairment of goodwill and other intangible assets				2,636,402
Amortization of bond premium and realized loss on investments in debt securities		34,556	34,556	52,096
Amortization of operating lease - right-of-use asset	175,956	167,181	224,388
Amortization of operating lease - right-of-use asset - related party	55,791		30,160
Amortization of debt discount	2,573,317	755,457	1,403,244
Amortization of intangible assets				482,064
Bad debt expense	41,836	83,564	83,564	17,489
Warrants issued for services rendered
Stock issued in connection with loan interest expense - related party	677,550
Stock issued for services	187,968	200,592	309,781	717,759
Stock issued for services - related parties	268,667	488,697	1,215,365	694,524
Default penalty interest expense	4,475,565
Loss on debt extinguishment - related party	907,500		291,000
(Increase) in:
Accounts Receivable	(404,030)	(643,005)	(509,212)	(688,425)
Inventory	31,372	(32,023)	17,191	(104,905)
Prepaids and other	28,435	(28,578)	108,442	(147,845)
Deposits		(280)	3,674
Increase in:
Accounts payable and accrued expenses	36,552	(114,855)	(411,204)	677,114
Accounts payable and accrued expenses - related party	243,703	31,815	72,428
Operating lease liability	(180,024)	(167,605)	(230,014)	24,240
Operating lease liability - related party	(53,335)		(28,563)
Net cash used in operating activities	(3,448,667)	(5,439,667)	(6,643,397)	(11,599,581)
Investing activities
Proceeds from sale of marketable debt securities		2,130,116	2,130,116	1,151,186
Cash Paid to EzFill Holdings, Inc.				(321,250)
Advances - related party	(17,150)
Acquisition of vehicle	(38,554)	19,498	40,616	(3,258,417)
Net cash used in investing activities	(55,704)	2,149,614	2,170,732	(2,428,481)
Financing activities
Proceeds from line of credit				1,000,000
Proceeds from issuance of Series B - convertible preferred stock - related party	1,400,000
Proceeds from notes payable	250,000	250,000	250,000	2,191,308
Borrowings on debt - related party	3,300,000	3,321,100	4,590,600
Proceeds from stock issued for cash		25,308	25,308
Cash paid for direct offering costs		(25,308)	(25,308)
Repayments on line of credit		(1,000,000)	(1,000,000)
Repayments on notes payable	(844,429)	(680,110)	(945,243)
Repayments on loan payable - related party		(262,500)	(262,500)	(657,719)
Net cash provided by financing activities	4,105,571	1,628,490	2,632,857	2,533,589
Net increase (decrease) in cash	601,200	(1,661,563)	(1,839,808)	(11,494,473)
Cash and cash equivalents - beginning of year	226,985	2,066,793	2,066,793	13,561,266
Cash and cash equivalents - end of year	828,185	405,230	226,985	2,066,793
Supplemental disclosure of cash flow information
Cash paid for interest	185,742	99,427	178,944	101,075
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount in connection with notes payable			1,621,650
Realized gains on sale of investments in debt securities - elimination of AOCL			44,590
True up notes payable and vehicle balances for actual borrowings			24,664
Right-of-use asset obtained in exchange for new operating lease liability – related party			316,557
Conversion of debt - related party - Series A, preferred stock	3,630,000
Conversion of debt - related party - common stock	9,322,500
Conversion of accrued interest - related party - common stock	474,196
Debt discount (OID) in connection with the issuance of notes payable - related party	2,020,387	583,750
Series A and B - preferred stock dividends - payable in common stock	84,834
Adjust note balance for actual borrowings		280,664
Conversion of notes and accrued interest receivable in exchange for EZFL common stock - related party	3,630,000
Next NRG Holding Corp [Member]
Operating activities
Net loss	1,064,763	(366,007)	(596,039)	(13,715)
Adjustments to reconcile net loss to net cash used in operations:
Accretion Income			(178,525)
Imputed Interest – Related Party	742	23,333	74,559	1,732
Depreciation expense	14,394	5,555	9,992
Amortization of debt discount	1,473,660
Amortization of intangible assets	335,001
Default investment income - related party	(3,266,816)
Acquisition of marketable securities - related party	(2,025,602)
Recognition of stock based compensation (Series A and B common stock)	1,332,188
Unrealized gain on marketable securities - related party	(877,440)
(Increase) in:
Note receivable – related party		(64,205)	(55,538)	(1,556)
Accrued interest receivable - related party	(336,366)
Increase in:
Accounts payable and accrued expenses	124,723	18,444	68,525	2,632
Accounts payable and accrued expenses - related party	1,000,422
Project Deposit	(50,000)
Net cash used in operating activities	(1,210,331)	(382,880)	(677,026)	(10,907)
Investing activities
Cash Received from NR- The Farkas Group			73,579
Cash Paid to EzFill Holdings, Inc.	(1,550,000)		(2,350,000)
Purchase of fixed assets	(4,706)	(88,734)
Escrow Deposit on Future Acquisition			(250,000)
Acquisition of non-marketable securities - related party	(1,400,000)
Advances - related party	(3,630,000)	(1,375,000)
Acquisition of vehicle			(88,734)
Net cash used in investing activities	(6,584,706)	(1,463,734)	(2,615,155)
Financing activities
Proceeds from notes payable	5,000,000
Borrowings on debt - related party	6,778,350	2,900,000	3,835,000
Proceeds from advances payable - related party
Proceeds from issuance of Series X preferred stock - related party	1
Repayments on notes payable	(4,444,218)
Net cash provided by financing activities	7,334,133	2,900,000	3,835,000
Net increase (decrease) in cash	(460,903)	1,053,386	542,819	(10,907)
Cash and cash equivalents - beginning of year	544,276	1,457	1,457	12,364
Cash and cash equivalents - end of year	83,373	1,054,843	544,276	1,457
Supplemental disclosure of cash flow information
Cash paid for interest	689,797
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Debt discount in connection with notes payable	2,376,250
Acquisition of Stat-EI, Inc.	3,700,000
Original issue discount on notes receivable - related party	330,000
Conversion of notes and accrued interest receivable in exchange for EZFL common stock - related party	$ 9,800,449